Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
Frost Diversified Strategies Fund (Prospectus Summary) | Frost Diversified Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FROST DIVERSIFIED STRATEGIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Frost Diversified Strategies Fund (the "Fund") seeks capital growth with reduced correlation to the stock and bond markets.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A
Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within
12 months of purchase). More information about these and other discounts is available from your financial professional and in the section "Sales Charges"
on page 104 of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(January 7, 2011) through the end of its most recent fiscal year, the Fund's portfolio turnover was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charges discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Frost Funds (Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase).
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking to achieve the Fund's objective, Frost Investment Advisors LLC (the
"Adviser"), the Fund's investment adviser, employs two distinct investment approaches: a traditional allocation providing exposure to the stock and bond markets, and an allocation providing exposure to alternative asset strategies.
The Fund will gain exposure to both allocations primarily through investment in exchange-traded products ("ETPs"), which include exchange-traded funds and exchange-traded notes. The Adviser expects to maintain an approximate 60% to
40% split between traditional and alternative asset strategies, respectively.

The traditional allocation involves exposure, primarily through ETPs, to stocks of domestic and foreign companies (including American Depository Receipts
("ADRs")) of any size and fixed income obligations issued by U.S. and foreign governments and corporations ("traditional asset classes"). The proportion of
Fund assets invested in each traditional asset class, either indirectly in ETPs or directly in stocks or bonds, is continually monitored and adjusted by the
Adviser as it deems appropriate, with no limit on the percentage of assets that may be allocated among ETPs, stocks or bonds, except such limits as one consistent with the Fund's taxation as a regulated investment company, as described below.  When selecting ETPs for investment, the Adviser considers the
ETPs' investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The
Adviser then enhances or reduces exposure to traditional asset class sub-categories (such as sector (e.g., small- or mid-cap or corporate or asset-backed), region (e.g., Europe or Asia) or country (e.g., China or Japan))
by over- or under-weighting ETPs in each sub-category based on the Adviser's outlook of the market for those sub-categories.  The Adviser may sell an investment if it determines that the subcategory or the traditional asset class in general is no longer desirable or if the Adviser believes that another ETP offers a better opportunity to achieve the Fund's objective. The Adviser may use option collars to reduce the effects of market volatility.

The alternative allocation involves exposure to investment strategies that the
Adviser believes will produce attractive returns regardless of the performance of traditional asset classes. These strategies offer an expanded universe of available investments, such as currencies, commodities and derivatives, employ a broader range of trading strategies and often emphasize absolute returns rather than returns relative to an index benchmark.  As a result, these strategies may offer returns that have a low correlation to the performance of traditional asset classes and may serve to hedge risk associated with investments in traditional asset classes. The Fund seeks exposure to these strategies by investing in shares of ETPs, mutual funds and closed-end funds that track, on a replication basis, broad hedge fund indices and/or individual inverse or low correlation hedge fund strategies. Specific strategies will be selected by the Adviser based on its estimate of most appropriate investments for current economic or market conditions. The underlying assets of such investments include stocks, bonds, derivatives or cash instruments, as well as investment companies or other pooled vehicles that invest in such instruments. The Fund may also invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs"). In addition, the Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security.

In addition, in seeking returns that are expected to have reduced correlation to the stock and bond markets, the Fund may also invest in real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), business development companies ("BDCs") and index-related commodity securities.  In selecting these specific strategy investments, the Adviser evaluates manager experience, trading liquidity, assets in the investment vehicle, and tracking error when compared to the relevant benchmark.  The Adviser employs a top-down analysis of broad economic and financial indicators and trends to establish position weightings within the Fund's portfolio. The Adviser may sell a security if (i) its price reaches the Adviser's assessment of its fair value;
(ii) the Adviser deems it no longer aligns with the Fund's objective; (iii) the
Adviser believes another security provides a superior investment alternative.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ALLOCATION RISK -- The Fund will allocate its investments between various asset classes, including derivatives. These investments are based upon judgments made by the Adviser, which may not accurately predict changes in the market.
As a result, the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

INVESTMENTS IN INVESTMENT COMPANIES AND OTHER POOLED VEHICLES -- To the extent the Fund invests in other investment companies, such as exchange-traded funds
("ETFs"), closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. Such risks are described below. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance.
By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund may invest in ETFs that are not registered or regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security. The
Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENTS IN ETNS -- An exchange-traded note ("ETN") is a debt security of an issuer that is listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Similar to other debt securities, ETNs tend to have a maturity date and are backed only by the credit of the issuer. ETNs are designed to provide investors access to the returns of various market benchmarks, such as a securities index, currency or investment strategy, less fees and expenses. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption.
There may be restrictions on the Fund's right to redeem its investment in an
ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

EQUITY RISK -- The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is the principal risk of investing in the Fund.

INTEREST RATE RISK -- The value of a debt security is affected by changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives.
Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. In particular, the Fund may engage in option collars. An option collar involves the purchase of a put option on a security owned by the Fund while writing a call option on the same security. The put option leg of the collar enables the Fund to sell the instrument underlying the option at a fixed price (i.e., the strike price), thereby hedging against a decline in the market value of the underlying security. The call option leg of the collar obligates the Fund to deliver the underlying security at a higher strike price than the strike price of the put option leg.  Although the Fund receives a premium for writing the call option contract, the Fund's upside potential is limited if the security's market price exceeds the call option's strike price.  Therefore, an option collar provides protection from extreme downward price movement, but limits the asset's upward price movement at the call option strike price.

Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.
Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

LEVERAGING RISK -- The Fund may invest in ETPs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index ("Enhanced ETPs").  To the extent the Fund invests in such
Enhanced ETPs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an Enhanced ETP invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an Enhanced ETP's shares to be more volatile than if the Enhanced ETP did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Enhanced ETP's portfolio securities or other investments. An
Enhanced ETP will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an Enhanced ETP to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions could theoretically be subject to unlimited losses in cases where an Enhanced ETP, for any reason, is unable to close out the transaction. In addition, to the extent an Enhanced ETP borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Enhanced ETP's investment income, resulting in greater losses. The value of an Enhanced ETP's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Enhanced ETP's investment strategies involve consistently applied leverage.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate.  REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the
Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange
Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an
MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American
Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While
ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many ofthe risks associated with investing directly in foreign securities.

EMERGING MARKET SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.
Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVERSE CORRELATION RISK -- To the extent the Fund invests in Enhanced ETPs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such Enhanced ETP will fall as the performance of that Enhanced ETP's benchmark rises -- a result that is the opposite from traditional mutual funds.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 7, 2011 and therefore does not have performance history for a full calendar year.
Frost Diversified Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been hel for less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	807
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,289
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,796
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,182

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.